Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments by category [Abstract]
Disclosure of financial assets
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31,
	2022	2021

Financial assets
Amortized cost:
Cash and cash equivalents	1,829,097	1,794,362
Accounts receivables	36,994,135	23,657,402
Other receivables	180,517	206,486
Judicial deposits	44,855	40,224
Investment	1,651	1,406
Fair value through other comprehensive income
Financial investments	1,103,299	782,647
	40,153,554	26,482,527

Disclosure of financial liabilities

	December 31,
	2022	2021

Amortized cost:
Payables to third parties	18,072,898	13,217,150
Trade payables	449,102	578,004
Payables to related parties	593,906	543,621
Deposits	11,995,288	3,133,996
Borrowings	—	1,005,787
Deferred revenue	143,528	179,866
Other liabilities	202,797	143,884
Fair value through profit or loss
Derivative financial instruments	22,289	14,317
	31,479,808	18,816,625